Stock-Based Compensation (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Non-cash, stock-based compensation	$ 10,219,000	$ 22,087,000	$ 38,573,000	$ 31,163,000	$ 15,387,000
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	18,000,000		19,000,000
Future forfeiture rate (as a percent)	4.30%		4.00%
Weighted-average period (in years)	2 years		2 years
2012 Stock Option Adjustment
Stock-Based Compensation
Non-cash, stock-based compensation	4,000,000		13,000,000		3,000,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	444,000	837,000	1,607,000	1,914,000	1,160,000
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 9,775,000	$ 21,250,000	$ 36,966,000	$ 29,249,000	$ 14,227,000